CAPITAL STOCK (Narrative) (Details)							1 Months Ended	12 Months Ended
	Sep. 11, 2025 $ / shares	Sep. 11, 2025 USD ($) $ / shares shares	May 13, 2024 $ / shares	May 13, 2024 USD ($) $ / shares shares	Apr. 27, 2023 $ / shares	Apr. 27, 2023 USD ($) $ / shares shares	Jul. 30, 2011	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Oct. 21, 2025 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized | shares										250,000,000	250,000,000		250,000,000
Common stock, par value per share | $ / shares										$ 0.001	$ 0.001		$ 0.001
Repurchase of shares									$ 533,420		$ 155,583	$ 171,325
Treasury shares cancelled | shares								36,600	36,600		11,300
Stock option plan, rolling percentage							10.00%
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term								12 years 1 month 6 days	12 years 1 month 6 days		8 years 10 months 24 days
Stock-based compensation									$ 7,151		$ 139,138	23,750
Number of Options, Granted | shares								150,000	150,000		275,000
Weighted Average Exercise Price, Granted | $ / shares								$ 2.59		$ 1.3
Fair value of warrant liability										$ 0	$ 0		$ 335,926
Fair value of stock options granted and vested									$ 7,151		139,138	23,750
Gross proceeds from private placement									$ 1,595,705		$ 0	$ 0
Number of warrants issued | shares														568,280
Percentage of grant options and reserve of shares issued and outstanding							10.00%
Risk free interest rate								3.63%	3.63%		4.52%	3.00%
Expected life								1 year 1 month 6 days	1 year 1 month 6 days		5 years	5 years
Dividend yield								0.00%	0.00%		0.00%	0.00%
Black-Scholes options pricing model [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of warrants									$ 250,790
Volatility rate								33.00%	33.00%
Risk free interest rate								2.40%	2.40%
Expected life								1 year	1 year
Dividend yield								0.00%	0.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options										$ 2,658,827	$ 2,658,827		$ 6,174,034
Private placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike price of warrants | (per share)								$ 2.8					$ 2
Number of common shares issued in connection with a private placement | shares								1,018,000	1,018,000
Gross proceeds from private placement								$ 2,452,200	$ 1,748,909
Number of warrants issued | shares													504,000
Number of warrants purchase | shares								5,000	5,000
Purchase price of warrants | (per share)								$ 2.93	$ 2.09
Term of purchase warrant converted to common share								2 years	2 years
Commissions paid								$ 142,812	$ 101,854
Cost of private placement								$ 72,000	51,350
Net proceeds from common stock									$ 1,595,705
Private placement [Member] | Finder's warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Strike price of warrants | (per share)								$ 2.5					$ 1.78
Number of finders warrants issued | shares								59,280	59,280
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term							20 years
First Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares (shares) | shares								317,100	317,100
Repurchase of shares									$ 533,420
Second Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares									91,236		$ 17,739	$ 20,744
Common shares re-purchased which were held in treasury | shares											13,300	28,500
Treasury shares re-purchased									36,600		$ 11,300
Third Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares (shares) | shares											178,200
Repurchase of shares											$ 155,584
Options granted to insiders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted | shares		150,000		275,000		62,500
Expense of share-based payment arrangement		$ 28,605		$ 139,138		$ 23,750			7,151
Weighted Average Exercise Price, Granted | (per share)	$ 2.59	$ 1.83	$ 1.3	$ 0.95	$ 0.92	$ 0.68
Options granted to consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense of share-based payment arrangement									$ 66,780